Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 772.1	€ 393.2	€ 935.3	€ 824.8
Financial assets at amortised cost	901.4	534.4
Financial assets at fair value through profit or loss		25.0
Financial liabilities at amortised cost	(2,629.2)	(2,366.8)
Financial assets (liabilities) at fair value through profit or loss	0.8	2.7
Financial assets (liabilities) at fair value through other comprehensive income	(72.6)	(105.0)
Total	(1,799.6)	(1,909.7)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	(0.2)	(0.2)
Financial liabilities at fair value through other comprehensive income	(81.9)	(124.8)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(82.1)	(125.0)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(497.1)	(601.1)
Financial liabilities	(497.1)	(601.1)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(2,132.1)	(1,765.7)
Financial liabilities	(2,132.1)	(1,765.7)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	1.0	2.9
Derivative financial assets held for hedging	9.3	19.8
Financial assets	10.3	22.7
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	129.3	141.2
Financial assets	129.3	141.2
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	772.1	393.2
Financial assets	€ 772.1	393.2
Short-term investments [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss		25.0
Financial assets		€ 25.0